Other Non-current Assets - Summary of Detailed Information About Non-current Trade Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other non current assets [line items]
Non-current trade receivables Mesoblast licence agreement	€ 1,743	€ 0
Mesoblast licence agreement [member]
Disclosure of other non current assets [line items]
Non-current trade receivables Mesoblast licence agreement	€ 1,743	€ 0